CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Cushing® Mutual Funds Trust (File Nos. 333-220521 and 811-23293) (the “Registrant”).

2.	There are no changes to the Prospectus from the form of the Prospectus that was filed in Post-Effective Amendment No. 1 (“PEA No. 1”) on December 18, 2017, pursuant to Rule 485(b) under the 1933 Act for the Cushing® MLP Infrastructure Fund.

3.	The text of PEA No. 1 has been filed electronically.

DATED: December 18, 2017

CUSHING® MUTUAL FUNDS TRUST
on behalf of Cushing® MLP Infrastructure Fund

By:	/s/ Barry Y. Greenberg
Barry Y. Greenberg
Chief Compliance Officer and Secretary